Note 16 - Income Taxes (Details Textual)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 21,653,000
Capital loss [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,339,000
Allowance for credit losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 2,000,000